As filed with the Securities and Exchange Commission on April 7, 2017
Registration Nos. 333-62270 and 811-10399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 112                                                     [X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 114                                                                            [X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 871-6200

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER M. GOLDEN 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:  (check appropriate box)
  X   immediately upon filing pursuant to paragraph (b); or
___ on _____ pursuant to paragraph (b); or
___ 60 days after filing pursuant to paragraph (a)(1); or
___ on _____ pursuant to paragraph (a)(1); or
___ 75 days after filing pursuant to paragraph (a)(2); or
___ on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 112 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 112 and Amendment No. 114 under the Investment Company Act of 1940, as amended, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 7th day of April, 2017.

                                         HENDERSON GLOBAL FUNDS

                                         By: /s/ James G. O’Brien
                                                               President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

By: /s/ James W. Atkinson*	Trustee	April 7, 2017
James W. Atkinson

By: /s/ Barbara L. Lamb*	Trustee	April 7, 2017
Barbara L. Lamb

By: /s/ J. Marshall Peck*	Trustee	April 7, 2017
J. Marshall Peck

By: /s/ Diane L. Wallace*	Trustee	April 7, 2017
Diane L. Wallace

By: /s/ James G. O’Brien	Trustee and President	April 7, 2017
James G. O’Brien	(principal executive officer)

By: /s/ Charles Thompson II	Trustee and Vice President	April 7, 2017
Charles Thompson II

By: /s/ Troy Statczar	Treasurer	April 7, 2017
Troy Statczar	(principal financial officer/
principal accounting officer)

By: /s/ James G. O’Brien*
James G. O’Brien

* Pursuant to powers of attorney

HENDERSON GLOBAL FUNDS

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase